Significant Accounting Policies - Schedule of Depreciation Methods and Rates of Plant and Equipment After Impairment (Details)	12 Months Ended
Dec. 31, 2017
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	33% straight line method
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	33% straight line method
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	33% straight line method
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	33% straight line method
Mine Equipment and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	UOP method
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment after impairment	UOP method